united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 7/31

Date of reporting period: 10/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Fair Value

	COMMON STOCK - 73.4%
	AIRLINES - 1.8%
290	Virgin America, Inc. *	$ 10,327

	AUTO PARTS & EQUIPMENT - 1.6%
883	Meritor, Inc. *	9,598

	BANKS - 1.8%
338	Cathay General Bancorp, Inc.	10,579

	BIOTECHNOLOGY - 2.8%
211	AMAG Pharmaceuticals, Inc. *	8,440
1,681	PDL BioPharma, Inc.	7,699
		16,139
	CHEMICALS - 2.0%
209	Innospec, Inc.	11,545

	COMMERCIAL SERVICES - 5.7%
189	Deluxe Corp.	11,255
270	On Assignment, Inc. *	12,180
153	PAREXEL International Corp. *	9,657
		33,092
	COMPUTERS - 1.7%
368	Mentor Graphics Corp.	10,010

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
475	Aircastle, Ltd.	10,764
742	Janus Capital Group, Inc.	11,523
283	Piper Jaffray Cos. *	10,066
		32,353
	ELECTRIC - 1.8%
287	Portland General Electric Co.	10,642

	ELECTRONICS - 1.4%
411	Sanmina Corp. *	8,495

	ENERGY-ALTERNATE SOURCES - 1.5%
420	Green Plains, Inc.	8,614

	FOOD - 2.9%
157	Cal-Maine Foods, Inc.	8,393
124	Sanderson Farms, Inc.	8,619
		17,012
	FOREST PRODUCTS & PAPER - 1.9%
167	Neenah Paper, Inc.	11,258

	HEALTHCARE-PRODUCTS - 1.3%
421	AtriCure, Inc. *	7,799

	HEALTHCARE-SERVICES - 2.9%
205	Ensign Group, Inc.	8,643
137	Molina Healthcare, Inc. *	8,494
		17,137

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015
Shares		Fair Value

	HOME BUILDERS - 3.1%
231	CalAtlantic Group, Inc.	$ 8,793
710	Tri Pointe Homes, Inc. *	9,216
		18,009
	HOUSEHOLD PRODUCTS/WARES - 1.8%
108	Helen of Troy Ltd. *	10,715

	INSURANCE - 3.6%
648	Radian Group, Inc.	9,377
319	Selective Insurance Group, Inc.	11,640
		21,017
	MACHINERY-CONSTRUCTION & MINING - 1.6%
160	Hyster-Yale Materials Handling, Inc.	9,363

	MEDIA - 2.1%
417	Sinclair Broadcast Group, Inc.	12,514

	OIL & GAS - 1.6%
220	Western Refining, Inc.	9,156

	PHARMACEUTICALS - 4.6%
87	Anacor Pharmaceuticals, Inc. *	9,780
119	Eagle Pharmaceuticals, Inc. *	7,581
1,263	SciClone Pharmaceuticals, Inc. *	9,624
		26,985
	RETAIL - 6.6%
641	American Eagle Outfitters, Inc.	9,795
123	Asbury Automotive Group *	9,742
84	Lithia Motors, Inc.	9,861
150	Outerwall, Inc.	9,000
		38,398
	SAVINGS & LOANS - 1.7%
350	Bershire Hills Bancorp, Inc.	10,010

	SEMICONDUCTORS - 5.1%
281	Cirrus Logic, Inc. *	8,663
722	MaxLinear, Inc. *	9,386
136	Synaptics, Inc. *	11,572
		29,621
	SOFTWARE - 3.2%
131	Imperva, Inc. *	9,251
106	SYNNEX Corp.	9,375
		18,626
	TELECOMMUNICATIONS - 1.8%
434	Ciena Corp. *	10,477

	TOTAL COMMON STOCKS (Cost $419,369)	429,491

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 14.6%
740	iShares Russell 2000 ETF	$ 85,352
	TOTAL EXCHANGE TRADED FUNDS (Cost $82,408)	85,352

	REAL ESTATE INVESTMENT TRUST (REITs) - 6.8%
1,897	Anworth Mortgage Asset Corp.	9,049
190	EPR Properties	10,794
857	Medical Properties Trust, Inc.	9,684
865	New Residential Investment	10,492
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $40,472)	40,019

	TOTAL INVESTMENTS - 94.8% (Cost $542,249) (a)	$ 554,862
	OTHER ASSETS LESS LIABILITIES - 5.2%	30,367
	TOTAL NET ASSETS - 100.0%	$ 585,229

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities held short, is $542,249 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 27,442
	Unrealized depreciation	(14,829)
	Net unrealized appreciation	$ 12,613

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 429,491	$ -	$ -	$ 429,491
Exchange Traded Funds	85,352	-	-	85,352
Real Estate Investment Trust	40,019	-	-	40,019
Total	$ 554,862	$ -	$ -	$ 554,862

(a) There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 7/15/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 7/15/16

By

/s/James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 7/15/16